Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income/(loss)	$ 3,119,095	$ (7,439,280)	$ 11,475,639
Net (loss)/income from discontinued operation, net of tax	(288,542)	(18,855,185)	2,720,360
Net income from continuing operation	3,407,637	11,415,905	8,755,279
Adjustment to reconcile net (loss)/income to net cash used in operating activities
Depreciation and amortization	9,577	12,147	4,474
Amortization of operating lease right-of-use asset	9,726	34,398	52,888
(Reversal)/Allowance for doubtful accounts	(1,224,026)	(15,390,030)	27,469,288
Deferred tax expenses/(benefits)	772,605	3,677,894	(7,061,293)
Changes in operating assets and liabilities:
Accounts receivable	(9,269,454)	72,581,225	(84,856,875)
Inventories	(27,172,200)
Advances to suppliers	1,872,507	4,370,651	(7,883,145)
Prepayment and other current assets	(384,957)	(3,148,581)	(1,322,850)
Accounts payable	(7,000,000)	(44,431,668)	50,497,027
Accrued expenses and other payables	765,495	294,939	1,725,216
Income tax payable	1,552,412	394,138	14,360,136
Advances from customers	(3,706,627)	3,697,928	(21,695,025)
Operating lease liabilities	(8,738)	(104,714)	(53,604)
Net cash (used in)/provided by operating activities from continuing operations	(40,376,043)	33,404,232	(20,008,484)
Net cash provided by/(used in) operating activities from discontinuing operations	47,487,469	(35,095,950)	2,666,216
Net cash provided by/(used in) operating activities	7,111,426	(1,691,718)	(17,342,268)
Cash flows from investing activities
Purchase of property and equipment		(1,050)
Purchase of intangible asset			(50,000)
Proceeds from disposal of property and equipment	2,433
Net cash provided by/(used in) investing activities from continuing operations	2,433	(1,050)	(50,000)
Net cash provided by/(used in) investing activities from discontinuing operations	113,415	(9,658)	(282,308)
Net cash provided by/(used in) investing activities	115,848	(10,708)	(332,308)
Cash flows from financing activities
Proceeds from related parties	962,000	4,384,975	10,000,000
Receipt of financing deposit			492,490
Repayments to related parties	(8,021,693)	(3,160,000)	(2,000,000)
Net cash (used in)/provided by financing activities from continuing operations	(7,059,693)	1,224,975	8,492,490
Net cash (used in)/provided by financing activities from discontinuing operations	(182,558)	97,844	(1,486,746)
Net cash (used in)/provided by financing activities	(7,242,251)	1,322,819	7,005,744
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(407,532)	(2,092,354)	(3,684,350)
Net change in cash, cash equivalents and restricted cash	(422,509)	(2,471,961)	(14,353,182)
Cash, cash equivalents and restricted cash, beginning of period	1,601,479	4,073,440	18,426,622
Cash, cash equivalents and restricted cash, end of period	1,178,970	1,601,479	4,073,440
Less cash, cash equivalents and restricted cash of discontinued operations–end of period	8,506	51,393	28,188
Cash, cash equivalents and restricted cash of continuing operations–end of period	1,170,464	1,550,086	4,045,252
Reconciliation of cash, cash equivalents and restricted cash, beginning of the year
Cash, cash equivalents	1,599,906	4,073,440	18,426,622
Restricted cash	1,573
Reconciliation of cash, cash equivalents and restricted cash, end of year
Cash, cash equivalents	1,170,931	1,599,906	4,073,440
Restricted cash	8,039	1,573
Supplemental cash flow information
Interest paid			6,938
Income taxes paid	709	156,842	218,121
Non-cash investing and financing activities
Additions of ROU Assets		$ 136,598	$ 416,013